Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2011
Registrant Name	dei_EntityRegistrantName	MANAGERS FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000720309
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct. 01, 2011
MANAGERS CADENCE CAPITAL APPRECIATION FUND (First Prospectus Summary) | MANAGERS CADENCE CAPITAL APPRECIATION FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPCIX
MANAGERS CADENCE CAPITAL APPRECIATION FUND (First Prospectus Summary) | MANAGERS CADENCE CAPITAL APPRECIATION FUND | P Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCFPX
MANAGERS CADENCE CAPITAL APPRECIATION FUND (First Prospectus Summary) | MANAGERS CADENCE CAPITAL APPRECIATION FUND | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCFYX
MANAGERS CADENCE FOCUSED GROWTH FUND (First Prospectus Summary) | MANAGERS CADENCE FOCUSED GROWTH FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFIGX
MANAGERS CADENCE FOCUSED GROWTH FUND (First Prospectus Summary) | MANAGERS CADENCE FOCUSED GROWTH FUND | P Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFPGX
MANAGERS CADENCE FOCUSED GROWTH FUND (First Prospectus Summary) | MANAGERS CADENCE FOCUSED GROWTH FUND | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFYGX
MANAGERS CADENCE MID-CAP FUND (First Prospectus Summary) | MANAGERS CADENCE MID-CAP FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCMFX
MANAGERS CADENCE MID-CAP FUND (First Prospectus Summary) | MANAGERS CADENCE MID-CAP FUND | P Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCMPX
MANAGERS CADENCE MID-CAP FUND (First Prospectus Summary) | MANAGERS CADENCE MID-CAP FUND | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCMYX
MANAGERS CADENCE MID-CAP FUND (First Prospectus Summary) | MANAGERS CADENCE MID-CAP FUND | D Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCMDX
MANAGERS CADENCE EMERGING COMPANIES FUND (Prospectus Summary) | MANAGERS CADENCE EMERGING COMPANIES FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MECIX
MANAGERS CADENCE EMERGING COMPANIES FUND (Prospectus Summary) | MANAGERS CADENCE EMERGING COMPANIES FUND | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MECAX
MANAGERS CADENCE CAPITAL APPRECIATION FUND (Second Prospectus Summary) | MANAGERS CADENCE CAPITAL APPRECIATION FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPAFX
MANAGERS CADENCE CAPITAL APPRECIATION FUND (Second Prospectus Summary) | MANAGERS CADENCE CAPITAL APPRECIATION FUND | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCFBX
MANAGERS CADENCE CAPITAL APPRECIATION FUND (Second Prospectus Summary) | MANAGERS CADENCE CAPITAL APPRECIATION FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPCFX
MANAGERS CADENCE CAPITAL APPRECIATION FUND (Second Prospectus Summary) | MANAGERS CADENCE CAPITAL APPRECIATION FUND | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPRFX
MANAGERS CADENCE FOCUSED GROWTH FUND (Second Prospectus Summary) | MANAGERS CADENCE FOCUSED GROWTH FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFAGX
MANAGERS CADENCE FOCUSED GROWTH FUND (Second Prospectus Summary) | MANAGERS CADENCE FOCUSED GROWTH FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGCFX
MANAGERS CADENCE MID-CAP FUND (Second Prospectus Summary) | MANAGERS CADENCE MID-CAP FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCMAX
MANAGERS CADENCE MID-CAP FUND (Second Prospectus Summary) | MANAGERS CADENCE MID-CAP FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCMBX
MANAGERS CADENCE MID-CAP FUND (Second Prospectus Summary) | MANAGERS CADENCE MID-CAP FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCMCX
MANAGERS CADENCE MID-CAP FUND (Second Prospectus Summary) | MANAGERS CADENCE MID-CAP FUND | Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCMRX